Related party transactions (Receivables (payables) with Seadrill Partners) (Details) (Seadrill Partners LLC, Equity Method Investee, USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Rig Financing Agreements
Related Party Transaction [Line Items]
Due from (to) related party	237
Vendor Financing Loan
Related Party Transaction [Line Items]
Due from (to) related party	110
Deferred Consideration Receivable, Disposals
Related Party Transaction [Line Items]
Due from (to) related party	74
Other Related Party Receivables
Related Party Transaction [Line Items]
Due from (to) related party	264
Other Related Party Payables
Related Party Transaction [Line Items]
Due from (to) related party	(77)
Unsecured Debt
Related Party Transaction [Line Items]
Description of variable rate basis	LIBOR
Basis spread on variable rate	4.00%